Condensed Consolidated Statement of Changes in Stockholders Deficit (Parenthetical) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrant exercise price per share	$ 0.06
Warrant exercise price per share	0.08
Conversion price per share	0.06
Minimum [Member]
Warrant exercise price per share	0.001	$ 0.001
Conversion price per share		0.0744
Maximum [Member]
Warrant exercise price per share	0.25	0.25
Conversion price per share		0.1540
Warrant [Member]
Warrant exercise price per share	$ 0.001	$ 0.001
Issuance of warrant exercise		2,336,794